Related Party Transactions (Details) - Capitol Investment Corp. V - USD ($)					1 Months Ended		6 Months Ended	12 Months Ended
	Jul. 15, 2021	Apr. 20, 2021	Dec. 04, 2020	Dec. 01, 2020	May 31, 2021	Feb. 28, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021	Feb. 21, 2020	Oct. 20, 2017
Related Party Transactions (Details) [Line Items]
Sponsor services fees				$ 20,000			$ 1,800	$ 20,000
Fees incurred							120,000
Unsecured promissory note										$ 250,000
Additional unsecured promissory note										50,000
Outstanding under such promissory notes			$ 250,000				$ 700,000
Loans						$ 970,000
Warrants price, per share (in Dollars per share)						$ 1.50	$ 1.50	$ 1.50	$ 1.50
Subsequent Event
Related Party Transactions (Details) [Line Items]
Loans					$ 756,000	$ 970,000
Warrants					$ 2,000,000	2,000,000
Promissory notes issued	$ 370,000	$ 370,000
Sponsors and Independent Directors [Member] | Subsequent Event
Related Party Transactions (Details) [Line Items]
Aggregate loan amount						970,000
Promissory Note						$ 2,000,000
Price per warrant (in Dollars per share)						$ 1.50
Sponsors [Member]
Related Party Transactions (Details) [Line Items]
Unsecured promissory note										$ 50,000	$ 150,000